NET INCOME (LOSS) PER SHARE	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

NOTE 11. NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share:

	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss)	$11,264,842	$(30,756,144)
Less: Cumulative undeclared Series A dividends	(1,370)	—
Less: Undistributed earnings allocated to participating securities	(756,606)	—
Net income (loss) attributable to common stockholders	$10,506,866	$(30,756,144)

Net income (loss)	$11,264,842	$(30,756,144)
Less: Cumulative undeclared Series A dividends	(1,370)	—
Less: Convertible promissory note interest	155,786	—
Less: Convertible promissory note change in fair value	(48,468,678)	—
Net loss attributable to common stockholders, diluted	$(37,049,420)	$(30,756,144)

Denominator:
Weighted average common stock outstanding, basic	137,333,802	119,999,989
Net income (loss) per share attributable to common stockholders, basic	$0.08	$(0.26)
Weighted average common stock outstanding, basic	137,333,802	—
Effect of potentially dilutive convertible promissory notes	5,053,849	—
Total potentially dilutive securities	5,053,849	—
Weighted average common stock outstanding, diluted	142,387,651	119,999,989
Net loss per share attributable to common stockholders - basic and diluted	$(0.26)	$(0.26)

As of March 31, 2024 and 2023, the Company’s potentially dilutive securities included Series A Preferred Stock, outstanding public warrants and convertible promissory notes on an as-converted basis.

Series A and Restricted Stock are participating securities as Series A is entitled to participate in dividends and in earnings (but not losses) of the Company on an as-converted basis as common shares and the Restricted Stock holder is entitled to participate in any dividends declared on common stock. Accordingly, undistributed earnings are allocated to common shares and participating securities based on the weighted-average shares of each class outstanding during the period. See Note 8 and Note 9 for additional rights and privileges of Restricted Stock and Series A, respectively.

Restricted Stock are excluded from the weighted average common stock outstanding pending the achievement of underlying service conditions.

The Company excluded the following potential shares from the computation of diluted net loss per share because including them would have had an anti-dilutive effect:

	March 31,
	2024	2023
Outstanding restricted stock units (a)	3,751,622	10,355,527
Restricted Stock	19,348,954
Public warrants	17,250,000	—
Private warrants	725,000	—
Convertible promissory notes (b)	—	2,946,336
Earnout Shares	24,500,000	—
Total	65,575,576	13,301,863

(a)	As of March 31, 2024, there were an additional 7,148,506 restricted stock units that had vested but had not been legally settled into common stock and therefore were included in the basic net income per share. See Note 8 for additional information.
(b)	The number of shares were determined based on the conversion upon maturity provisions in the convertible promissory note agreements, dividing the conversion amount (principal plus accrued interest) by three times the estimated fair value of the Company’s common stock derived from the Company’s most recently completed convertible promissory notes valuation as of the balance sheet date.